Non-controlling Interests (Tables)	12 Months Ended
May 31, 2021
Noncontrolling Interest [Abstract]
Summary of Changes in Non-controlling Interest

Non-controlling interests
US$
Balance as of June 1, 2019	164,411
Purchase of non-controlling interests	6,675
Capital contribution from non-controlling interests	(39)
Share-based compensation expenses from Koolearn Holding	20,731
Exercise of share options in Koolearn Holding	3,629
Foreign currency translation adjustment	(417)
Net loss attributed to non-controlling interests	(58,474)

Balance as of May 31, 2020	136,516

Purchase of non-controlling interests	(626)
Koolearn additional shares issuance	30,000
Share-based compensation expenses from Koolearn Holding	39,527
Exercise of share options in Koolearn Holding	1,929
Foreign currency translation adjustment	1,948
Net loss attributed to non-controlling interests	(104,393)

Balance as of May 31, 2021	104,901

Schedule of Effects of Changes in Ownership Interest on Equity
The effects of changes in the Company’s ownership interest in subsidiaries on the Company’s equity were as follows:

	For the years ended May 31,
	2019	2020	2021
	US$	US$	US$
Net income attribute to New Oriental Education & Technology Group Inc.’s shareholders	238,065	413,333	334,414
Share option gain	—	5,752	—
Decrease in the Group’s additional paid-in capital resulting from disposal of a subsidiary	(371)	—	—
Increase (decrease) in the Group’s additional paid-in capital resulting from reclassification and capital injection of non-controlling interests	160,871	103	(128)
Increase in the Group’s additional paid-in capital resulting from the change in non-controlling interests resulting from Koolearn Holding’s IPO	139,211	—	—
Decrease in the Group’s additional paid-in capital resulting from repurchase shares from non-controlling interests	(15,190)	(20,045)	(19,092)

Changes from net income attributable to New Oriental Education & Technology Group Inc.’s shareholders and transfers to non-controlling interests	522,586	399,143	315,194